Employee Benefit Plans - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	3.90%	4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.30%	7.50%	7.50%
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.80%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.90%	1.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	3.10%	2.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.90%	3.80%	4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.50%	6.50%	6.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	1.70%	1.60%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	2.80%	2.80%	3.00%
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.10%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.10%	2.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	1.70%	1.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.50%	3.30%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.40%	5.10%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.10%	2.20%	2.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	1.60%	1.80%	1.90%